Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross profits and losses realized on the sale of available for sale investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of gross profits and losses realized on the sale of available for sale investments [Abstract]
Sale of available for sale investments generating realized profits	$ 3,696,791	$ 5,781,636	$ 3,505,266
Realized profits	82,925	63,828	8,802
Sale of available for sale investments generating realized losses	379,046	607,349	709,371
Realized losses	$ 2,246	$ 156	$ 6,004